                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578
                                                       Expires:  April 30, 2010
                                                       Estimated average burden
                                                       hours per response:
                                                       10.5
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

Philip A. Taylor   11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/09

Item 1.  Schedule of Investments.

                          AIM CAPITAL DEVELOPMENT FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              CDV-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--96.65%

AEROSPACE & DEFENSE--2.21%

L-3 Communications Holdings, Inc.                    167,731   $    13,254,104
------------------------------------------------------------------------------
Precision Castparts Corp.                             67,508         4,384,644
==============================================================================
                                                                    17,638,748
==============================================================================

AIR FREIGHT & LOGISTICS--0.88%

Robinson (C.H.) Worldwide, Inc.                      153,805         7,071,954
==============================================================================

APPAREL RETAIL--3.07%

Aeropostale, Inc. (b)                                253,279         5,346,720
------------------------------------------------------------------------------
Guess?, Inc.                                         260,430         4,190,319
------------------------------------------------------------------------------
Ross Stores, Inc.                                    289,183         8,507,764
------------------------------------------------------------------------------
Urban Outfitters, Inc. (b)                           415,427         6,472,352
==============================================================================
                                                                    24,517,155
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.21%

Gildan Activewear Inc. (Canada)(b)                   382,510         4,077,557
------------------------------------------------------------------------------
Hanesbrands, Inc. (b)                                624,490         5,614,165
==============================================================================
                                                                     9,691,722
==============================================================================

APPLICATION SOFTWARE--4.48%

Adobe Systems Inc. (b)                               262,632         5,071,424
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                      492,237         8,328,650
------------------------------------------------------------------------------
ANSYS, Inc. (b)                                      318,310         7,913,187
------------------------------------------------------------------------------
Solera Holdings Inc. (b)                             600,492        14,465,852
==============================================================================
                                                                    35,779,113
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.22%

Affiliated Managers Group, Inc. (b)                  242,161         9,732,451
==============================================================================

AUTOMOTIVE RETAIL--1.05%

O'Reilly Automotive, Inc. (b)                        287,799         8,366,317
==============================================================================

BIOTECHNOLOGY--2.08%

Genzyme Corp. (b)                                    129,117         8,898,744
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)                        217,762         7,752,327
==============================================================================
                                                                    16,651,071
==============================================================================

CASINOS & GAMING--0.90%

Scientific Games Corp. -Class A (b)                  575,323         7,231,810
==============================================================================

COMMUNICATIONS EQUIPMENT--0.21%

Juniper Networks, Inc. (b)                           119,462         1,691,582
------------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring 02/09/11
   (Acquired 02/09/07; Cost $0)(b)                     7,454                 0
==============================================================================
                                                                     1,691,582
==============================================================================

COMPUTER & ELECTRONICS RETAIL--1.33%

Best Buy Co., Inc.                                    71,399         2,000,600
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL--(CONTINUED)

GameStop Corp. -Class A (b)                          346,820   $     8,594,200
==============================================================================
                                                                    10,594,800
==============================================================================

COMPUTER STORAGE & PERIPHERALS--1.98%

NetApp, Inc. (b)                                     551,149         8,173,540
------------------------------------------------------------------------------
Western Digital Corp. (b)                            522,291         7,667,232
==============================================================================
                                                                    15,840,772
==============================================================================

CONSTRUCTION & ENGINEERING--0.90%

Quanta Services, Inc. (b)                            138,779         2,967,095
------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                            151,529         4,212,506
==============================================================================
                                                                     7,179,601
==============================================================================

CONSUMER FINANCE--1.57%

SLM Corp. (b)                                      1,093,432        12,519,796
==============================================================================

DATA PROCESSING & OUTSOURCED
   SERVICES--2.42%

Alliance Data Systems Corp. (b)                      267,622        11,130,399
------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (b)                 287,878         8,169,978
==============================================================================
                                                                    19,300,377
==============================================================================

DISTRIBUTORS--1.29%

LKQ Corp. (b)                                        893,207        10,316,541
==============================================================================

DIVERSIFIED METALS & MINING--0.25%

Freeport-McMoRan Copper & Gold, Inc. (b)              78,725         1,979,147
==============================================================================

DIVERSIFIED SUPPORT SERVICES--0.82%

Copart, Inc. (b)                                     272,307         6,559,876
==============================================================================

DRUG RETAIL--1.04%

Shoppers Drug Mart Corp. (Canada)                    224,047         8,278,019
==============================================================================

EDUCATION SERVICES--4.11%

Apollo Group Inc. -Class A (b)                       168,017        13,686,665
------------------------------------------------------------------------------
DeVry, Inc.                                           76,471         4,097,316
------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                   122,999        15,068,607
==============================================================================
                                                                    32,852,588
==============================================================================

ELECTRONIC COMPONENTS--1.33%

Amphenol Corp. -Class A                              406,054        10,618,312
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.13%

Republic Services, Inc.                              657,583        17,005,096
==============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.25%

Potash Corp. of Saskatchewan Inc.
   (Canada)                                           26,410         1,977,053
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM CAPITAL DEVELOPMENT FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--1.14%

St. Jude Medical, Inc. (b)                           249,920   $     9,089,590
==============================================================================

HEALTH CARE SERVICES--4.48%

DaVita, Inc. (b)                                     182,107         8,559,029
------------------------------------------------------------------------------
Express Scripts, Inc. (b)                            155,006         8,333,123
------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)             130,747         7,740,222
------------------------------------------------------------------------------
Omnicare, Inc.                                       398,634        11,145,807
==============================================================================
                                                                    35,778,181
==============================================================================

HEALTH CARE SUPPLIES--1.11%

Inverness Medical Innovations, Inc. (b)              360,963         8,832,765
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.59%

Activision Blizzard, Inc. (b)                        537,470         4,708,237
==============================================================================

HOUSEHOLD APPLIANCES--0.93%

Stanley Works (The)                                  238,988         7,470,765
==============================================================================

HOUSEHOLD PRODUCTS--1.05%

Church & Dwight Co., Inc.                            157,736         8,396,287
==============================================================================

HOUSEWARES & SPECIALTIES--0.93%

Jarden Corp. (b)                                     709,345         7,398,468
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
   SERVICES--0.95%

Robert Half International, Inc.                      447,610         7,586,989
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--2.75%

KGEN Power Corp. (Acquired 01/12/07;
   Cost $12,297,138)(b)(c)                           878,367        13,175,505
------------------------------------------------------------------------------
NRG Energy, Inc. (b)                                 375,295         8,766,891
==============================================================================
                                                                    21,942,396
==============================================================================

INVESTMENT BANKING & BROKERAGE--3.42%

Lazard Ltd. -Class A                                 352,133         9,331,525
------------------------------------------------------------------------------
Morgan Stanley                                       509,784        10,312,930
------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                      685,718         7,707,470
==============================================================================
                                                                    27,351,925
==============================================================================

IT CONSULTING & OTHER SERVICES--1.32%

Cognizant Technology Solutions Corp.
   -Class A (b)                                      563,054        10,546,001
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--2.80%

Covance Inc. (b)                                     135,975         5,248,635
------------------------------------------------------------------------------
Pharmaceutical Product Development,
   Inc.                                              399,760         9,550,267
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                   209,996         7,545,156
==============================================================================
                                                                    22,344,058
==============================================================================

MANAGED HEALTH CARE--1.79%

Aveta, Inc. (Acquired 12/21/05-02/21/06;
   Cost $13,947,028)(b)(c)                         1,014,837         1,522,255
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MANAGED HEALTH CARE--(CONTINUED)

Humana Inc. (b)                                      336,959   $    12,780,855
==============================================================================
                                                                    14,303,110
==============================================================================

METAL & GLASS CONTAINERS--4.18%

Crown Holdings, Inc. (b)                             741,650        13,905,938
------------------------------------------------------------------------------
Owens-Illinois, Inc. (b)                             446,695         8,487,205
------------------------------------------------------------------------------
Pactiv Corp. (b)                                     510,442        11,035,756
==============================================================================
                                                                    33,428,899
==============================================================================

OIL & GAS DRILLING-0.85%

Transocean Ltd. (Switzerland)(b)                     124,245         6,786,262
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.65%

IHS Inc. -Class A (b)                                301,337        13,198,561
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.70%

Continental Resources, Inc. (b)                      396,102         8,187,428
------------------------------------------------------------------------------
Petrohawk Energy Corp. (b)                           458,870         9,044,328
------------------------------------------------------------------------------
Range Resources Corp.                                252,388         9,045,586
------------------------------------------------------------------------------
Southwestern Energy Co. (b)                          357,341        11,309,843
==============================================================================
                                                                    37,587,185
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.97%

Williams Cos., Inc. (The)                            550,658         7,791,811
==============================================================================

PERSONAL PRODUCTS-0.92%

Estee Lauder Cos. Inc. (The)-Class A                 278,845         7,319,681
==============================================================================

PUBLISHING-1.08%

McGraw-Hill Cos., Inc. (The)                         391,671         8,612,845
==============================================================================

RESEARCH & CONSULTING SERVICES--1.23%

Equifax Inc.                                         396,481         9,801,010
==============================================================================

RESTAURANTS--1.17%

Burger King Holdings Inc.                            420,285         9,351,341
==============================================================================

SECURITY & ALARM SERVICES--1.25%

Corrections Corp. of America (b)                     725,963        10,003,770
==============================================================================

SEMICONDUCTOR EQUIPMENT--1.66%

ASML Holding N.V.-New York Shares
   (Netherlands)                                     475,981         7,872,726
------------------------------------------------------------------------------
Lam Research Corp. (b)                               268,655         5,429,517
==============================================================================
                                                                    13,302,243
==============================================================================

SEMICONDUCTORS--2.47%

Altera Corp.                                         380,693         5,855,058
------------------------------------------------------------------------------
Intersil Corp.-Class A                               793,069         7,383,473
------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      488,423         6,461,836
==============================================================================
                                                                    19,700,367
==============================================================================

SPECIALIZED FINANCE--3.01%

Moody's Corp.                                        553,650        11,859,183
==============================================================================
MSCI Inc.-Class A (b)                                318,662         5,531,972
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM CAPITAL DEVELOPMENT FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SPECIALIZED FINANCE--(CONTINUED)

NASDAQ OMX Group, Inc. (The) (b)                     304,390   $     6,641,790
==============================================================================
                                                                    24,032,945
==============================================================================

STEEL--0.50%

Nucor Corp.                                           98,714         4,026,544
==============================================================================

SYSTEMS SOFTWARE--4.08%

CA Inc.                                              486,856         8,758,539
------------------------------------------------------------------------------
Check Point Software Technologies
   Ltd. (Israel)(b)                                  501,283        11,364,086
------------------------------------------------------------------------------
McAfee Inc. (b)                                      410,377        12,512,395
==============================================================================
                                                                    32,635,020
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--1.48%

Fastenal Co.                                         233,398         7,977,544
------------------------------------------------------------------------------
W.W. Grainger, Inc.                                   53,151         3,877,365
==============================================================================
                                                                    11,854,909
==============================================================================

TRUCKING--3.31%

Con-way Inc.                                         294,255         6,482,438
------------------------------------------------------------------------------
Heartland Express, Inc.                              936,684        12,607,767
------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                 330,064         7,350,525
==============================================================================
                                                                    26,440,730
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.15%

American Tower Corp. -Class A (b)                    406,967        12,347,379
------------------------------------------------------------------------------
Crown Castle International Corp. (b)                 246,678         4,815,154
==============================================================================
                                                                    17,162,533
==============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $931,913,121)                                       772,179,329
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.46%
1.82%, 03/05/09(d)
   (Cost $3,693,825)                         $     3,700,000         3,693,825
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.04%

Liquid Assets Portfolio -Institutional
   Class(e)                                       12,153,708   $    12,153,708
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(e)                                       12,153,708        12,153,708
==============================================================================
      Total Money Market Funds
         (Cost $24,307,416)                                         24,307,416
==============================================================================
TOTAL INVESTMENTS--100.15%
   (Cost $959,914,362)                                             800,180,570
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.15)%                              (1,233,392)
==============================================================================
NET ASSETS--100.00%                                            $   798,947,178
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $14,697,760, which represented 1.84% of the Fund's Net Assets.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM CAPITAL DEVELOPMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM CAPITAL DEVELOPMENT FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM CAPITAL DEVELOPMENT FUND

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                            INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
   Level 1                                                          $781,788,984
--------------------------------------------------------------------------------
   Level 2                                                             3,693,825
--------------------------------------------------------------------------------
   Level 3                                                            14,697,761
================================================================================
                                                                    $800,180,570
________________________________________________________________________________
================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $160,597,336 and $184,738,270 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $  62,190,649
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (232,084,984)
======================================================================================
Net unrealized appreciation (depreciation) of investment securities      $(169,894,335)
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $970,074,905.

                                AIM CHARTER FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              CHT-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM CHARTER FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--85.00%

AEROSPACE & DEFENSE--3.36%

Lockheed Martin Corp.                                392,727   $    32,219,323
------------------------------------------------------------------------------
Northrop Grumman Corp.                               884,954        42,583,987
------------------------------------------------------------------------------
United Technologies Corp.                          1,125,000        53,988,750
==============================================================================
                                                                   128,792,060
==============================================================================

AIR FREIGHT & LOGISTICS--1.21%

United Parcel Service, Inc. -Class B               1,090,251        46,324,765
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.84%

Polo Ralph Lauren Corp.                              786,011        32,250,031
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.99%

Legg Mason, Inc.                                   2,363,833        37,963,158
==============================================================================

AUTOMOBILE MANUFACTURERS--0.15%

Renault S.A. (France)                                293,478         5,693,503
==============================================================================

BIOTECHNOLOGY--0.66%

Amgen Inc. (b)                                       457,189        25,076,817
==============================================================================

CABLE & SATELLITE--2.26%

Comcast Corp. -Class A                             5,909,950        86,580,768
==============================================================================

COMMUNICATIONS EQUIPMENT--5.53%

Cisco Systems, Inc. (b)                            5,088,946        76,181,522
------------------------------------------------------------------------------
Motorola, Inc.                                    11,928,510        52,843,299
------------------------------------------------------------------------------
Nokia Oyj -ADR (Finland)(c)                        6,756,186        82,898,402
==============================================================================
                                                                   211,923,223
==============================================================================

COMPUTER HARDWARE--2.24%

Fujitsu Ltd. (Japan)                               8,952,000        40,210,030
------------------------------------------------------------------------------
International Business Machines Corp.                496,679        45,520,631
==============================================================================
                                                                    85,730,661
==============================================================================

COMPUTER STORAGE & PERIPHERALS--1.29%

EMC Corp. (b)                                      3,344,239        36,920,399
------------------------------------------------------------------------------
Seagate Technology                                 3,306,348        12,531,059
==============================================================================
                                                                    49,451,458
==============================================================================

CONSUMER FINANCE--1.61%

American Express Co.                               3,689,952        61,732,897
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.01%

Automatic Data Processing, Inc.                    2,116,082        76,877,259
==============================================================================

DIVERSIFIED BANKS--2.07%

U.S. Bancorp                                       2,019,753        29,973,134
------------------------------------------------------------------------------
Wells Fargo & Co.                                  2,612,854        49,382,941
==============================================================================
                                                                    79,356,075
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING--0.17%

Freeport-McMoRan Copper & Gold, Inc. (b)             260,000   $     6,536,400
==============================================================================

DRUG RETAIL--1.50%

Walgreen Co.                                       2,098,805        57,528,245
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.81%

Agilent Technologies, Inc. (b)                     3,842,093        69,465,041
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--1.10%

Tyco Electronics Ltd.                              2,979,645        42,191,773
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.73%

Waste Management, Inc.                             2,126,222        66,316,864
==============================================================================

HEALTH CARE EQUIPMENT--3.91%

Covidien Ltd.                                      1,585,595        60,791,712
------------------------------------------------------------------------------
Medtronic, Inc.                                    2,651,075        88,784,502
==============================================================================
                                                                   149,576,214
==============================================================================

HEALTH CARE SUPPLIES--1.11%

Alcon, Inc.                                          498,312        42,675,440
==============================================================================

HYPERMARKETS & SUPER CENTERS--1.71%

Wal-Mart Stores, Inc.                              1,390,752        65,532,234
==============================================================================

INDUSTRIAL CONGLOMERATES--6.42%

3M Co.                                             1,517,910        81,648,379
------------------------------------------------------------------------------
General Electric Co.                               1,678,864        20,364,620
------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
   N.V. (Netherlands)(c)                           3,997,274        72,636,856
------------------------------------------------------------------------------
Tyco International Ltd.                            3,392,341        71,307,008
==============================================================================
                                                                   245,956,863
==============================================================================

INDUSTRIAL GASES--0.84%

Air Products and Chemicals, Inc.                     636,367        32,009,260
==============================================================================

INDUSTRIAL MACHINERY--1.10%

Danaher Corp.                                        755,883        42,276,536
==============================================================================

INSURANCE BROKERS--0.85%

Marsh & McLennan Cos., Inc.                        1,692,015        32,706,650
==============================================================================

INTEGRATED OIL & GAS--0.53%

Total S.A. (France)                                  404,239        20,265,251
==============================================================================

INTEGRATED TELECOMMUNICATION
   SERVICES--0.88%

AT&T Inc.                                          1,362,200        33,537,364
==============================================================================

MANAGED HEALTH CARE--1.60%

UnitedHealth Group Inc.                            2,164,100        61,308,953
==============================================================================

MOVIES & ENTERTAINMENT--0.47%

News Corp. -Class A                                2,842,511        18,163,645
==============================================================================

OFFICE ELECTRONICS--0.89%

Xerox Corp.                                        5,156,013        34,235,926
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM CHARTER FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--2.25%

BJ Services Co.                                    4,489,495   $    49,384,445
------------------------------------------------------------------------------
Tenaris S.A. -ADR (Argentina)                        821,272        16,252,973
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                 1,868,098        20,605,121
==============================================================================
                                                                    86,242,539
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.62%

Apache Corp.                                         485,389        36,404,175
------------------------------------------------------------------------------
Chesapeake Energy Corp.                            1,109,835        17,546,491
------------------------------------------------------------------------------
XTO Energy, Inc.                                   1,246,761        46,242,366
==============================================================================
                                                                   100,193,032
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.76%

Williams Cos., Inc. (The)                          2,046,100        28,952,315
==============================================================================

PACKAGED FOODS & MEATS--3.88%

Cadbury PLC (United Kingdom)                      11,545,331        93,479,567
------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                        2,502,506        55,305,999
==============================================================================
                                                                   148,785,566
==============================================================================

PERSONAL PRODUCTS--0.87%

Avon Products, Inc.                                1,626,504        33,262,007
==============================================================================

PHARMACEUTICALS--6.55%

Allergan, Inc.                                       830,696        31,666,132
------------------------------------------------------------------------------
Merck & Co. Inc.                                   1,300,645        37,133,415
------------------------------------------------------------------------------
Pfizer Inc.                                        2,120,006        30,909,687
------------------------------------------------------------------------------
Schering-Plough Corp.                              2,302,914        40,439,170
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR
   (Israel)                                        1,342,930        55,664,448
------------------------------------------------------------------------------
Wyeth                                              1,285,196        55,224,872
==============================================================================
                                                                   251,037,724
==============================================================================

PROPERTY & CASUALTY INSURANCE--5.14%

Berkshire Hathaway Inc. -Class A (b)                   1,008        90,218,016
------------------------------------------------------------------------------
Progressive Corp. (The) (b)                        8,774,344       106,608,280
==============================================================================
                                                                   196,826,296
==============================================================================

RAILROADS--0.80%

Union Pacific Corp.                                  703,146        30,790,763
==============================================================================

REGIONAL BANKS--1.58%

BB&T Corp. (c)                                     1,542,626        30,528,569
------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                   923,996        30,048,350
==============================================================================
                                                                    60,576,919
==============================================================================

SEMICONDUCTORS--1.70%

Intel Corp.                                        2,612,998        33,707,674
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
   Ltd. (Taiwan)                                  26,076,000        31,421,765
==============================================================================
                                                                    65,129,439
==============================================================================

SOFT DRINKS--0.80%

Coca-Cola Co. (The)                                  719,345        30,730,418
==============================================================================

SYSTEMS SOFTWARE--5.62%

Microsoft Corp.                                    4,313,381        73,758,815
------------------------------------------------------------------------------
Symantec Corp. (b)                                 9,238,881       141,632,046
==============================================================================
                                                                   215,390,861
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.59%

Vodafone Group PLC (United Kingdom)               32,553,055   $    60,690,385
==============================================================================
      Total Common Stocks & Other
        Equity Interests
        (Cost $4,538,952,991)                                    3,256,643,598
==============================================================================

PREFERRED STOCK--0.49%

HOUSEHOLD PRODUCTS--0.49%

Henkel AG & Co. KGaA -Pfd. (Germany)
   (Cost $39,614,821)(c)                             735,000        18,909,842
==============================================================================

MONEY MARKET FUNDS--14.53%

Liquid Assets Portfolio -Institutional
   Class(d)                                      278,246,495       278,246,495
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)        278,246,495       278,246,495
==============================================================================
      Total Money Market Funds
         (Cost $556,492,990)                                       556,492,990
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral
   from securities on loan)-100.02%
   (Cost $5,135,060,802)                                         3,832,046,430
==============================================================================

INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--1.13%

Liquid Assets Portfolio -Institutional
   Class
   (Cost $43,101,132)(d)(e)                       43,101,132        43,101,132
==============================================================================
TOTAL INVESTMENTS-101.15%
   (Cost $5,178,161,934)                                         3,875,147,562
==============================================================================
OTHER ASSETS LESS LIABILITIES-(1.15)%                              (43,942,258)
==============================================================================
NET ASSETS-100.00%                                             $ 3,831,205,304
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at January 31, 2009.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM CHARTER FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM CHARTER FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM CHARTER FUND

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

     The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 - Prices are determined using quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS        OTHER
INPUT LEVEL    IN SECURITIES   INVESTMENTS*
-------------------------------------------
Level 1       $3,723,915,539   $  2,482,423
-------------------------------------------
Level 2          151,232,023             --
-------------------------------------------
Level 3                   --             --
===========================================
              $3,875,147,562   $  2,482,423
___________________________________________
===========================================

* Other investments include foreign currency contracts which are included at unrealized appreciation.

AIM CHARTER FUND

NOTE 3--FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                     OPEN FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------
                      CONTRACT TO
SETTLEMENT   ------------------------------                   UNREALIZED
DATE            DELIVER          RECEIVE          VALUE      APPRECIATION
-------------------------------------------------------------------------
03/04/09     GBP54,260,000    USD81,109,476   $78,627,053    $  2,482,423
--------------------------------------------------------------------------

                    CLOSED FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------
                      CONTRACT TO                              REALIZED
CLOSED       ------------------------------                      GAIN
DATE            DELIVER          RECEIVE          VALUE         (LOSS)
--------------------------------------------------------------------------
12/08/08     USD 11,848,480   GBP 8,000,000   $ 11,958,640   $    110,160
--------------------------------------------------------------------------
01/05/09     USD135,139,272   EUR99,600,000    128,524,836     (6,614,436)
==========================================================================
   TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                   $ (6,504,276)
==========================================================================
   TOTAL FOREIGN CURRENCY CONTRACTS                          $ (4,021,853)
__________________________________________________________________________
==========================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO

GBP -- BRITISH POUND STERLING

USD -- U.S. DOLLAR

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $469,017,548 and $200,474,431, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    95,398,993
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (1,407,658,972)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $(1,312,259,979)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $5,187,407,541.

                             AIM CONSTELLATION FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            CST-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--93.91%

AEROSPACE & DEFENSE--9.78%

General Dynamics Corp.                               553,735   $    31,413,387
------------------------------------------------------------------------------

Honeywell International Inc.                         989,469        32,464,478
------------------------------------------------------------------------------
Lockheed Martin Corp.                                581,499        47,706,178
------------------------------------------------------------------------------
Raytheon Co.                                       1,899,819        96,168,838
------------------------------------------------------------------------------
Rockwell Collins, Inc.                               354,743        13,366,716
------------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc. -Class A (b)        249,864         3,398,150
------------------------------------------------------------------------------
United Technologies Corp.                          1,380,730        66,261,233
==============================================================================
                                                                   290,778,980
==============================================================================

APPLICATION SOFTWARE--1.85%

Adobe Systems Inc. (b)                             1,719,204        33,197,829
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                      657,910        11,131,837
------------------------------------------------------------------------------
Autodesk, Inc. (b)                                   646,191        10,700,923
==============================================================================
                                                                    55,030,589
==============================================================================

BIOTECHNOLOGY--3.85%

Genentech, Inc. (b)                                  300,979        24,451,534
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                          1,775,506        90,142,440
==============================================================================
                                                                   114,593,974
==============================================================================

COAL & CONSUMABLE FUELS--0.70%

CONSOL Energy Inc.                                   426,921        11,637,867
------------------------------------------------------------------------------
Peabody Energy Corp.                                 366,042         9,151,050
==============================================================================
                                                                    20,788,917
==============================================================================

COMMUNICATIONS EQUIPMENT--3.19%

Cisco Systems, Inc. (b)                            1,447,458        21,668,446
------------------------------------------------------------------------------
Nokia Oyj -ADR (Finland)                           2,300,757        28,230,288
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                  810,714        44,913,556
==============================================================================
                                                                    94,812,290
==============================================================================

COMPUTER HARDWARE--1.05%

Apple Inc. (b)                                       156,051        14,064,876
------------------------------------------------------------------------------
International Business Machines Corp.                187,338        17,169,528
==============================================================================
                                                                    31,234,404
==============================================================================

CONSTRUCTION & ENGINEERING--0.65%

Fluor Corp.                                          354,408        13,786,471
------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                              282,522         5,641,965
==============================================================================
                                                                    19,428,436
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.22%

Joy Global Inc.                                      318,188         6,627,856
==============================================================================

DIVERSIFIED METALS & MINING--0.28%

BHP Billiton Ltd. (Australia)                        441,743         8,320,152
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
EDUCATION SERVICES--0.44%

Apollo Group Inc. -Class A (b)                       161,720   $    13,173,711
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--0.25%

Trimble Navigation Ltd. (b)                          497,731         7,376,373
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.86%

Waste Management, Inc.                             1,773,166        55,305,048
==============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.91%

Monsanto Co.                                          75,189         5,718,876
------------------------------------------------------------------------------
Mosaic Co. (The)                                     290,090        10,347,510
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)           147,027        11,006,441
==============================================================================
                                                                    27,072,827
==============================================================================

FOOD RETAIL--1.95%

Kroger Co. (The)                                   2,580,597        58,063,433
==============================================================================

HEALTH CARE EQUIPMENT--13.82%

Baxter International Inc.                          2,349,322       137,787,735
------------------------------------------------------------------------------
Becton, Dickinson and Co.                          1,498,453       108,892,580
------------------------------------------------------------------------------
Medtronic, Inc.                                    2,212,802        74,106,739
------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                         2,392,065        86,999,404
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (b)                      84,455         3,135,814
==============================================================================
                                                                   410,922,272
==============================================================================

HEALTH CARE SERVICES--1.19%

Express Scripts, Inc. (b)                            288,448        15,506,965
------------------------------------------------------------------------------
Quest Diagnostics Inc.                               404,609        19,967,454
==============================================================================
                                                                    35,474,419
==============================================================================

HOUSEHOLD PRODUCTS--9.09%

Clorox Co. (The)                                     290,330        14,560,049
------------------------------------------------------------------------------
Colgate-Palmolive Co.                              2,113,373       137,453,780
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         2,171,612       118,352,854
==============================================================================
                                                                   270,366,683
==============================================================================

HYPERMARKETS & SUPER CENTERS--0.46%

Wal-Mart Stores, Inc.                                288,837        13,609,999
==============================================================================

INDUSTRIAL CONGLOMERATES--0.36%

McDermott International, Inc. (b)                  1,017,257        10,548,955
==============================================================================

INSURANCE BROKERS--0.43%

Aon Corp.                                            342,878        12,703,630
==============================================================================

INTEGRATED OIL & GAS--1.99%

Exxon Mobil Corp.                                    143,765        10,995,147
------------------------------------------------------------------------------
Marathon Oil Corp.                                   363,841         9,907,391
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           699,848        38,176,708
==============================================================================
                                                                    59,079,246
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM CONSTELLATION FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--1.56%

Google Inc. -Class A (b)                             136,574   $    46,234,396
==============================================================================

IT CONSULTING & OTHER SERVICES--3.63%

Accenture Ltd. -Class A                            2,792,070        88,117,729
------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. -Class
   A (b)                                           1,052,092        19,705,683
==============================================================================
                                                                   107,823,412
==============================================================================

MULTI-LINE INSURANCE--0.38%

Assurant, Inc.                                       433,039        11,432,230
==============================================================================

OIL & GAS DRILLING--0.78%

Transocean Ltd. (b)                                  426,066        23,271,725
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.57%

Baker Hughes Inc.                                    313,720        10,453,150
------------------------------------------------------------------------------
Cameron International Corp. (b)                      452,220        10,473,415
------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                      599,545        15,851,970
------------------------------------------------------------------------------
Schlumberger Ltd.                                    241,206         9,843,617
==============================================================================
                                                                    46,622,152
==============================================================================

OIL & GAS REFINING & MARKETING--0.37%

Valero Energy Corp.                                  452,199        10,907,040
==============================================================================

PACKAGED FOODS & MEATS--4.78%

General Mills, Inc.                                  741,606        43,865,995
------------------------------------------------------------------------------
Kellogg Co.                                        2,250,934        98,343,306
==============================================================================
                                                                   142,209,301
==============================================================================

PERSONAL PRODUCTS--0.43%

Avon Products, Inc.                                  620,727        12,693,867
==============================================================================

PHARMACEUTICALS--7.60%

Abbott Laboratories                                1,167,643        64,734,128
------------------------------------------------------------------------------
Johnson & Johnson                                  2,354,881       135,853,085
------------------------------------------------------------------------------
Shire PLC (United Kingdom)(c)                        160,282         2,349,216
------------------------------------------------------------------------------
Shire PLC (United Kingdom)                         1,575,732        23,095,142
==============================================================================
                                                                   226,031,571
==============================================================================

PROPERTY & CASUALTY INSURANCE--3.85%

ACE Ltd. (Switzerland)                             1,266,696        55,303,948
------------------------------------------------------------------------------
Chubb Corp. (The)                                  1,391,740        59,260,289
==============================================================================
                                                                   114,564,237
==============================================================================

PUBLISHING--0.41%

Morningstar, Inc. (b)                                348,672        12,088,458
==============================================================================

RAILROADS--0.43%

Norfolk Southern Corp.                               214,989         8,246,978
------------------------------------------------------------------------------
Union Pacific Corp.                                  105,065         4,600,796
==============================================================================
                                                                    12,847,774
==============================================================================

RESTAURANTS--0.50%

McDonald's Corp.                                     253,780        14,724,316
==============================================================================

SOFT DRINKS--7.05%

Coca-Cola Co. (The)                                2,835,079       121,114,575
------------------------------------------------------------------------------
PepsiCo, Inc.                                      1,759,253        88,367,278
==============================================================================
                                                                   209,481,853
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------

SYSTEMS SOFTWARE--3.05%

Microsoft Corp.                                    5,305,933   $    90,731,454
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--0.20%

W.W. Grainger, Inc.                                   83,343         6,079,872
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.00%

China Mobile Ltd. (China)                          1,743,500        15,728,065
------------------------------------------------------------------------------
KDDI Corp. (Japan)                                    11,754        73,445,935
==============================================================================
                                                                    89,174,000
==============================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $3,361,773,084)                                      2,792,229,852
==============================================================================

MONEY MARKET FUNDS--5.98%

Liquid Assets Portfolio -Institutional
   Class(d)                                       88,913,538        88,913,538
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)         88,913,538        88,913,538
==============================================================================
   Total Money Market Funds
      (Cost $177,827,076)                                          177,827,076
==============================================================================
TOTAL INVESTMENTS--99.89%
   (Cost $3,539,600,160)                                         2,970,056,928
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.11%                                 3,202,402
==============================================================================
NET ASSETS--100.00%                                            $ 2,973,259,330
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2009 represented 0.08% of the Fund's Net Assets.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM CONSTELLATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM CONSTELLATION FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM CONSTELLATION FUND


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 - Prices are determined using quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                            INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $2,872,562,776
--------------------------------------------------------------------------------
Level 2                                                               97,494,152
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $2,970,056,928
________________________________________________________________________________
================================================================================

AIM CONSTELLATION FUND


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $521,968,541 and $719,244,057, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   117,911,353
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (690,695,666)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (572,784,313)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $3,542,841,241.

                          AIM DIVERSIFIED DIVIDEND FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              DDI-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM DIVERSIFIED DIVIDEND FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS--94.71%

AEROSPACE & DEFENSE--1.88%

Raytheon Co.                                         381,377   $    19,305,304
------------------------------------------------------------------------------
United Technologies Corp.                             13,510           648,345
==============================================================================
                                                                    19,953,649
==============================================================================

APPAREL RETAIL--1.00%

Limited Brands, Inc.                                 258,318         2,045,879
------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 441,827         8,580,280
==============================================================================
                                                                    10,626,159
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.91%

VF Corp.                                             173,347         9,710,899
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.53%

Bank of New York Mellon Corp.                        176,397         4,540,459
------------------------------------------------------------------------------
Blackstone Group L.P. (The)                          604,573         2,726,624
------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                    405,450         7,914,384
------------------------------------------------------------------------------
State Street Corp.                                   503,840        11,724,357
==============================================================================
                                                                    26,905,824
==============================================================================

AUTO PARTS & EQUIPMENT--1.58%

Johnson Controls, Inc.                             1,344,601        16,820,958
==============================================================================

BUILDING PRODUCTS--0.81%

Masco Corp.                                        1,102,700         8,623,114
==============================================================================

CASINOS & GAMING--1.14%

International Game Technology                      1,140,158        12,085,675
==============================================================================

COMPUTER HARDWARE--2.85%

Hewlett-Packard Co.                                  216,143         7,510,969
------------------------------------------------------------------------------
International Business Machines Corp.                248,548        22,779,424
==============================================================================
                                                                    30,290,393
==============================================================================

CONSUMER FINANCE--1.34%

Capital One Financial Corp.                          898,746        14,236,137
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.28%

Automatic Data Processing, Inc.                      921,714        33,485,870
------------------------------------------------------------------------------
Western Union Co.                                    875,682        11,961,816
==============================================================================
                                                                    45,447,686
==============================================================================

DEPARTMENT STORES--0.43%

Nordstrom, Inc.                                      356,712         4,526,675
==============================================================================

DISTRIBUTORS-0.25%

Genuine Parts Co.                                     84,347         2,700,791
==============================================================================

DIVERSIFIED BANKS--0.41%

U.S. Bancorp                                         295,899         4,391,141
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--2.47%

E. I. du Pont de Nemours and Co.                     635,011   $    14,579,853
------------------------------------------------------------------------------
PPG Industries, Inc.                                 309,200        11,619,736
==============================================================================
                                                                    26,199,589
==============================================================================

DRUG RETAIL--1.67%

Walgreen Co.                                         645,584        17,695,457
==============================================================================

ELECTRIC UTILITIES--3.39%

American Electric Power Co., Inc.                    734,115        23,014,505
------------------------------------------------------------------------------
Entergy Corp.                                         28,121         2,147,320
------------------------------------------------------------------------------
Exelon Corp.                                         199,451        10,814,233
==============================================================================
                                                                    35,976,058
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.93%

Emerson Electric Co.                                 627,045        20,504,371
==============================================================================

FOOD DISTRIBUTORS--2.41%

Sysco Corp.                                        1,148,234        25,594,136
==============================================================================

FOREST PRODUCTS--0.63%

Weyerhaeuser Co.                                     244,287         6,678,807
==============================================================================

GENERAL MERCHANDISE STORES--1.32%

Target Corp.                                         449,900        14,036,880
==============================================================================

HEALTH CARE EQUIPMENT--3.98%

Baxter International Inc.                             97,372         5,710,868
------------------------------------------------------------------------------
Medtronic, Inc.                                      542,832        18,179,444
------------------------------------------------------------------------------
Stryker Corp.                                        434,281        18,344,029
==============================================================================
                                                                    42,234,341
==============================================================================

HOME IMPROVEMENT RETAIL--2.09%

Home Depot, Inc. (The)                             1,029,458        22,164,231
==============================================================================

HOTELS, RESORTS & CRUISE LINES--1.37%

Marriott International, Inc.-Class A                 891,900        14,546,889
==============================================================================

HOUSEHOLD APPLIANCES--1.14%

Snap-on Inc.                                         401,376        12,113,528
==============================================================================

HOUSEHOLD PRODUCTS--3.51%

Colgate-Palmolive Co.                                 45,511         2,960,036
------------------------------------------------------------------------------
Kimberly-Clark Corp.                                 667,454        34,353,857
==============================================================================
                                                                    37,313,893
==============================================================================

HYPERMARKETS & SUPER CENTERS--0.48%

Wal-Mart Stores, Inc.                                107,542         5,067,379
==============================================================================

INDUSTRIAL CONGLOMERATES--0.32%

General Electric Co.                                 279,061         3,385,010
==============================================================================

INDUSTRIAL MACHINERY--5.29%

Eaton Corp.                                          203,600         8,962,472
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM DIVERSIFIED DIVIDEND FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--(CONTINUED)

Illinois Tool Works Inc.                             652,496   $    21,310,519
------------------------------------------------------------------------------
Pentair, Inc.                                      1,129,900        25,840,813
==============================================================================
                                                                    56,113,804
==============================================================================

INSURANCE BROKERS--2.52%

Marsh & McLennan Cos., Inc.                        1,384,968        26,771,431
==============================================================================

INTEGRATED OIL & GAS--3.66%

Eni S.p.A. (Italy)                                   412,800         8,753,649
------------------------------------------------------------------------------
Exxon Mobil Corp.                                     61,012         4,666,198
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           242,537        13,230,393
------------------------------------------------------------------------------
Total S.A. (France)                                  243,404        12,202,294
==============================================================================
                                                                    38,852,534
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.84%

AT&T Inc.                                            360,188         8,867,829
==============================================================================

LIFE & HEALTH INSURANCE--1.19%

StanCorp Financial Group, Inc.                       487,751        12,593,731
==============================================================================

MOVIES & ENTERTAINMENT--1.44%

Time Warner Inc.                                   1,642,529        15,324,796
==============================================================================

MULTI-UTILITIES--4.57%

Ameren Corp.                                         291,800         9,702,350
------------------------------------------------------------------------------
Dominion Resources, Inc.                             775,082        27,267,385
------------------------------------------------------------------------------
Wisconsin Energy Corp.                               258,034        11,503,155
==============================================================================
                                                                    48,472,890
==============================================================================

PACKAGED FOODS & MEATS--4.62%

General Mills, Inc.                                  363,518        21,502,090
------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                             946,729        26,555,748
------------------------------------------------------------------------------
Sara Lee Corp.                                        97,733           980,262
==============================================================================
                                                                    49,038,100
==============================================================================

PHARMACEUTICALS--11.01%

Abbott Laboratories                                   92,517         5,129,142
------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           1,156,867        24,768,522
------------------------------------------------------------------------------
Johnson & Johnson                                    447,401        25,810,564
------------------------------------------------------------------------------
Lilly (Eli) and Co.                                  805,078        29,642,972
------------------------------------------------------------------------------
Novartis AG (Switzerland)                            551,429        22,854,895
------------------------------------------------------------------------------
Pfizer Inc.                                          597,738         8,715,020
==============================================================================
                                                                   116,921,115
==============================================================================

REGIONAL BANKS--1.54%

Fifth Third Bancorp                                1,646,009         3,933,961
------------------------------------------------------------------------------
SunTrust Banks, Inc.                               1,009,996        12,382,551
==============================================================================
                                                                    16,316,512
==============================================================================

RESTAURANTS--1.05%

Brinker International, Inc.                        1,013,520        11,118,314
==============================================================================

SEMICONDUCTORS--2.63%

Linear Technology Corp.                              369,207         8,646,828
------------------------------------------------------------------------------
Texas Instruments Inc.                             1,286,292        19,230,065
==============================================================================
                                                                    27,876,893
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS--0.46%

Coca-Cola Co. (The)                                  113,625   $     4,854,060
==============================================================================

SPECIALIZED CONSUMER SERVICES--1.36%

H&R Block, Inc.                                      694,212        14,391,015
==============================================================================

SPECIALTY CHEMICALS--1.13%

Ecolab Inc.                                          352,377        11,966,723
==============================================================================

SYSTEMS SOFTWARE--1.58%

Microsoft Corp.                                      978,121        16,725,869
==============================================================================

THRIFTS & MORTGAGE FINANCE--1.08%

Hudson City Bancorp, Inc.                            992,791        11,516,376
==============================================================================

TOBACCO-2.62%

Altria Group, Inc.                                   809,899        13,395,729
------------------------------------------------------------------------------
Philip Morris International Inc.                     388,218        14,422,299
==============================================================================
                                                                    27,818,028
==============================================================================
      Total Common Stocks
         (Cost $1,355,910,969)                                   1,005,369,690
==============================================================================

MONEY MARKET FUNDS-5.04%

Liquid Assets Portfolio-Institutional
   Class(b)                                       26,749,773        26,749,773
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(b)          26,749,773        26,749,773
==============================================================================
      Total Money Market Funds
         (Cost $53,499,546)                                         53,499,546
==============================================================================
TOTAL INVESTMENTS--99.75%
   (Cost $1,409,410,515)                                         1,058,869,236
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.25%                                 2,678,605
==============================================================================
NET ASSETS--100.00%                                            $ 1,061,547,841
______________________________________________________________________________
==============================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM DIVERSIFIED DIVIDEND FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM DIVERSIFIED DIVIDEND FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM DIVERSIFIED DIVIDEND FUND


NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS
INPUT LEVEL    IN SECURITIES
----------------------------
Level 1       $1,050,115,588
----------------------------
Level 2            8,753,648
----------------------------
Level 3                   --
============================
              $1,058,869,236
____________________________
============================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $104,014,231 and $98,588,990, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    59,020,360
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (409,824,886)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (350,804,526)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,409,673,762.

                         AIM LARGE CAP BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             LCBV-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM LARGE CAP BASIC VALUE FUND


SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--98.11%

ADVERTISING--4.98%

Interpublic Group of Cos., Inc.
   (The) (b)(c)                                      649,303   $     2,162,179
------------------------------------------------------------------------------
Omnicom Group Inc.                                   171,435         4,438,452
==============================================================================
                                                                     6,600,631
==============================================================================

AEROSPACE & DEFENSE--0.68%

Honeywell International Inc.                          27,677           908,082
==============================================================================

APPAREL RETAIL--1.17%

Gap, Inc. (The)                                      137,017         1,545,552
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.08%

State Street Corp.                                    61,300         1,426,451
==============================================================================

BREWERS--2.73%

Molson Coors Brewing Co. -Class B                     89,817         3,616,931
==============================================================================

COMMUNICATIONS EQUIPMENT--1.41%

Nokia Oyj -ADR (Finland)                             152,309         1,868,831
==============================================================================

COMPUTER HARDWARE--2.82%

Dell Inc. (c)                                        393,132         3,734,754
==============================================================================

CONSTRUCTION MATERIALS-1.75%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)(c)             297,226         2,315,391
==============================================================================

CONSUMER FINANCE--5.42%

American Express Co.                                 178,000         2,977,940
------------------------------------------------------------------------------
SLM Corp. (b)(c)                                     368,019         4,213,818
==============================================================================
                                                                     7,191,758
==============================================================================

DATA PROCESSING & OUTSOURCED
   SERVICES--1.55%

Western Union Co.                                    150,718         2,058,808
==============================================================================

DEPARTMENT STORES--2.76%

Kohl's Corp. (c)                                      99,726         3,660,941
==============================================================================

DIVERSIFIED CAPITAL MARKETS--1.87%

UBS AG (Switzerland)(b)(c)                           199,200         2,480,040
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--0.77%

Tyco Electronics Ltd.                                 72,309         1,023,895
==============================================================================

GENERAL MERCHANDISE STORES--2.78%

Target Corp. (b)                                     118,059         3,683,441
==============================================================================

HEALTH CARE DISTRIBUTORS--1.63%

Cardinal Health, Inc.                                 57,285         2,156,780
==============================================================================

HEALTH CARE EQUIPMENT--2.25%

Baxter International Inc.                             50,760         2,977,074
==============================================================================

HOME IMPROVEMENT RETAIL--2.98%

Home Depot, Inc. (The)                               183,333         3,947,160
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--1.20%

Whirlpool Corp. (b)                                   47,657   $     1,593,174
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--3.53%

Robert Half International, Inc. (b)                  275,967         4,677,641
==============================================================================

INDUSTRIAL CONGLOMERATES--2.42%

General Electric Co.                                  45,971           557,628
------------------------------------------------------------------------------
Tyco International Ltd.                              126,240         2,653,565
==============================================================================
                                                                     3,211,193
==============================================================================

INDUSTRIAL MACHINERY--3.65%

Illinois Tool Works Inc. (b)                         127,680         4,170,029
------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                      40,879           662,648
==============================================================================
                                                                     4,832,677
==============================================================================

INVESTMENT BANKING & BROKERAGE--2.94%

Morgan Stanley                                       192,571         3,895,711
==============================================================================

MANAGED HEALTH CARE--10.27%

Aetna Inc.                                           172,000         5,332,000
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              292,479         8,285,930
==============================================================================
                                                                    13,617,930
==============================================================================

MOVIES & ENTERTAINMENT--1.20%

Walt Disney Co. (The)                                 76,958         1,591,491
==============================================================================

OIL & GAS DRILLING--0.63%

Transocean Ltd. (Switzerland)(c)                      15,212           830,879
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--3.46%

Halliburton Co.                                      124,591         2,149,195
------------------------------------------------------------------------------
Schlumberger Ltd.                                     59,730         2,437,581
==============================================================================
                                                                     4,586,776
==============================================================================

OTHER DIVERSIFIED FINANCIAL
   SERVICES--5.14%

Bank of America Corp.                                189,758         1,248,608
------------------------------------------------------------------------------
Citigroup Inc.                                       436,537         1,549,706
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 157,213         4,010,504
==============================================================================
                                                                     6,808,818
==============================================================================

PACKAGED FOODS & MEATS--1.55%

Unilever N.V.  (Netherlands)                          93,119         2,057,953
==============================================================================

PHARMACEUTICALS-2.76%

Sanofi-Aventis  (France)                              64,769         3,653,952
==============================================================================

PROPERTY & CASUALTY INSURANCE--0.93%

XL Capital Ltd. -Class A (b)                         425,398         1,233,654
==============================================================================

PUBLISHING--2.32%

McGraw-Hill Cos., Inc. (The) (b)                     139,900         3,076,401
==============================================================================

REGIONAL BANKS--0.30%

Fifth Third Bancorp                                  168,200           401,998
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP BASIC VALUE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--7.80%

ASML Holding N.V.  (Netherlands)                     406,272   $     6,763,928
------------------------------------------------------------------------------
KLA-Tencor Corp.                                     178,666         3,580,467
==============================================================================
                                                                    10,344,395
==============================================================================

SPECIALIZED FINANCE--4.49%

Moody's Corp. (b)                                    277,851         5,951,568
==============================================================================

SYSTEMS SOFTWARE--4.89%

CA Inc.                                              203,601         3,662,782
------------------------------------------------------------------------------
Microsoft Corp.                                      164,586         2,814,421
==============================================================================
                                                                     6,477,203
==============================================================================
Total Common Stocks & Other Equity
   Interests (Cost $205,390,567)                                   130,039,934
==============================================================================

MONEY MARKET FUNDS--1.87%

Liquid Assets Portfolio -Institutional
   Class(d)                                        1,242,220         1,242,220
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)          1,242,220         1,242,220
==============================================================================
   Total Money Market Funds
      (Cost $2,484,440)                                              2,484,440
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.98%
   (Cost $207,875,007)                                             132,524,374
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--17.64%

Liquid Assets Portfolio -Institutional
   Class (Cost $23,375,257)(d)(e)                 23,375,257        23,375,257
==============================================================================
TOTAL INVESTMENTS--117.62%
   (Cost $231,250,264)                                             155,899,631
==============================================================================
OTHER ASSETS LESS LIABILITIES--(17.62)%                            (23,351,763)
==============================================================================
NET ASSETS--100.00%                                             $  132,547,868
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR   --American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM LARGE CAP BASIC VALUE FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM LARGE CAP BASIC VALUE FUND
     arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                   INVESTMENTS
INPUT LEVEL                                                       IN SECURITIES
-------------------------------------------------------------------------------
Level 1                                                            $155,899,631
-------------------------------------------------------------------------------
Level 2                                                                      --
-------------------------------------------------------------------------------
Level 3                                                                      --
===============================================================================
                                                                   $155,899,631
______________________________________________________________________________
===============================================================================

AIM LARGE CAP BASIC VALUE FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $1,405,951 and $13,763,139, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  6,122,638
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (86,015,952)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(79,893,314)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $235,792,945.

                            AIM LARGE CAP GROWTH FUND
           Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              LCG-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-95.64%

AEROSPACE & DEFENSE-9.79%

General Dynamics Corp.                               222,996   $    12,650,563
------------------------------------------------------------------------------
Lockheed Martin Corp.                                707,279        58,025,169
------------------------------------------------------------------------------
Raytheon Co.                                         572,802        28,995,238
------------------------------------------------------------------------------
United Technologies Corp.                            231,392        11,104,502
==============================================================================
                                                                   110,775,472
==============================================================================

APPLICATION SOFTWARE-3.12%

Adobe Systems Inc. (b)                             1,195,710        23,089,160
------------------------------------------------------------------------------
Intuit Inc. (b)                                      538,300        12,192,495
==============================================================================
                                                                    35,281,655
==============================================================================

AUTOMOTIVE RETAIL-2.04%

AutoZone, Inc. (b)(c)                                173,887        23,107,843
==============================================================================

BIOTECHNOLOGY-8.37%

Amgen Inc. (b)                                       861,234        47,238,685
------------------------------------------------------------------------------
Genentech, Inc. (b)                                  191,058        15,521,552
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                            630,076        31,988,958
==============================================================================
                                                                    94,749,195
==============================================================================

COMMUNICATIONS EQUIPMENT-1.41%

Cisco Systems, Inc. (b)                            1,064,247        15,931,778
==============================================================================

COMPUTER HARDWARE-9.31%

Apple Inc. (b)                                       235,923        21,263,740
------------------------------------------------------------------------------
Hewlett-Packard Co.                                1,701,072        59,112,252
------------------------------------------------------------------------------
International Business Machines Corp.                272,927        25,013,760
==============================================================================
                                                                   105,389,752
==============================================================================

CONSTRUCTION & ENGINEERING-1.60%

Fluor Corp.                                          465,606        18,112,073
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.47%

Joy Global Inc.                                      252,809         5,266,011
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.80%

MasterCard, Inc. -Class A (c)                         67,011         9,098,754
==============================================================================

DISTILLERS & VINTNERS-1.77%

Diageo PLC (United Kingdom)                        1,464,527        20,042,713
==============================================================================

DIVERSIFIED BANKS-0.63%

Unibanco-Uniao de Bancos Brasileiros S.A.
   -ADR (Brazil)                                     126,667         7,128,819
==============================================================================

DIVERSIFIED METALS & MINING-0.31%

Rio Tinto PLC -ADR (United Kingdom)(c)                40,066         3,475,726
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
EDUCATION SERVICES-1.91%

Apollo Group Inc. -Class A (b)                       265,000   $    21,586,900
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.93%

Waste Management, Inc.                               337,200        10,517,268
==============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.58%

Syngenta AG (Switzerland)                             92,288        17,857,752
==============================================================================

FOOTWEAR-0.74%

NIKE, Inc. -Class B                                  184,395         8,343,874
==============================================================================

HEALTH CARE EQUIPMENT-7.11%

Bard (C.R.), Inc.                                    241,291        20,647,271
------------------------------------------------------------------------------
Baxter International Inc.                            793,408        46,533,379
------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                           365,800        13,304,146
==============================================================================
                                                                    80,484,796
==============================================================================

HEALTH CARE SERVICES-0.96%

Express Scripts, Inc. (b)                            201,798        10,848,661
==============================================================================

HEAVY ELECTRICAL EQUIPMENT-1.04%

ABB Ltd. (Switzerland)(b)                            900,177        11,748,406
==============================================================================

HOUSEHOLD PRODUCTS-1.41%

Procter & Gamble Co. (The)                           291,800        15,903,100
==============================================================================

HYPERMARKETS & SUPER CENTERS-2.87%

Wal-Mart Stores, Inc.                                688,900        32,460,968
==============================================================================

INSURANCE BROKERS-1.62%

Aon Corp.                                            493,222        18,273,875
==============================================================================

INTEGRATED OIL & GAS-4.96%

Exxon Mobil Corp.                                    227,718        17,415,873
------------------------------------------------------------------------------
Marathon Oil Corp.                                   363,221         9,890,508
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           527,797        28,791,326
==============================================================================
                                                                    56,097,707
==============================================================================

INTERNET SOFTWARE & SERVICES-1.25%

Google Inc. -Class A (b)                              41,865        14,172,558
==============================================================================

IT CONSULTING & OTHER SERVICES-4.04%

Accenture Ltd. -Class A                            1,447,938        45,696,923
==============================================================================

LIFE & HEALTH INSURANCE-0.96%

Unum Group                                           769,198        10,891,844
==============================================================================

OIL & GAS DRILLING-0.81%

ENSCO International Inc. (c)                         335,651         9,183,411
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-0.90%

National-Oilwell Varco Inc. (b)                      384,824   $    10,174,747
==============================================================================

PHARMACEUTICALS-3.53%

Johnson & Johnson                                    693,205        39,990,996
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.89%

Chubb Corp. (The)                                    501,030        21,333,857
==============================================================================

RAILROADS-2.85%

Burlington Northern Santa Fe Corp.                   175,200        11,607,000
------------------------------------------------------------------------------
Norfolk Southern Corp.                               269,600        10,341,856
------------------------------------------------------------------------------
Union Pacific Corp.                                  235,900        10,330,061
==============================================================================
                                                                    32,278,917
==============================================================================

RESTAURANTS-1.85%

McDonald's Corp.                                     361,400        20,968,428
==============================================================================

SEMICONDUCTORS-1.86%

Intel Corp.                                          667,741         8,613,859
------------------------------------------------------------------------------
Xilinx, Inc.                                         738,400        12,442,040
==============================================================================
                                                                    21,055,899
==============================================================================

SOFT DRINKS-1.22%

PepsiCo, Inc.                                        275,352        13,830,931
==============================================================================

SYSTEMS SOFTWARE-9.09%

BMC Software, Inc. (b)                               749,969        18,996,715
------------------------------------------------------------------------------
Microsoft Corp.                                    1,643,543        28,104,585
------------------------------------------------------------------------------
Oracle Corp. (b)                                   1,749,613        29,445,987
------------------------------------------------------------------------------
Symantec Corp. (b)                                 1,716,081        26,307,522
==============================================================================
                                                                   102,854,809
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.64%
America Movil S.A.B de C.V. -Series L -ADR
   (Mexico)                                          253,848         7,237,206
==============================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $1,254,937,013)                 1,082,153,624
==============================================================================

MONEY MARKET FUNDS-3.97%

Liquid Assets Portfolio -Institutional
   Class(d)                                       22,456,296        22,456,296
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)         22,456,296        22,456,296
==============================================================================
      Total Money Market Funds
         (Cost $44,912,592)                                         44,912,592
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.61%
   (Cost $1,299,849,605)                                         1,127,066,216
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.55%

Liquid Assets Portfolio -Institutional
   Class (Cost $28,893,310)(d)(e)                 28,893,310   $    28,893,310
==============================================================================
TOTAL INVESTMENTS-102.16%
   (Cost $1,328,742,915)                                         1,155,959,526
==============================================================================
OTHER ASSETS LESS LIABILITIES-(2.16)%                              (24,472,130)
==============================================================================
NET ASSETS-100.00%                                             $ 1,131,487,396
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at January 31, 2009.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM LARGE CAP GROWTH FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM LARGE CAP GROWTH FUND
     arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--SUPPLEMENTAL INFORMATION

         The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level
     3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL    IN SECURITIES
----------------------------
  Level 1     $1,138,101,774
----------------------------
  Level 2         17,857,752
----------------------------
  Level 3                 --
============================
              $1,155,959,526
____________________________
============================

AIM LARGE CAP GROWTH FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $108,751,320 and $113,652,048, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    57,045,831
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (242,373,947)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (185,328,116)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,341,287,642.

                                 AIM SUMMIT FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              SUM-QTR-1 01/09          Invesco Aim Advisors, Inc.

AIM SUMMIT FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--84.85%

AEROSPACE & DEFENSE--8.13%

General Dynamics Corp.                                99,533   $     5,646,507
------------------------------------------------------------------------------
Honeywell International Inc.                         357,038        11,714,417
------------------------------------------------------------------------------
Lockheed Martin Corp.                                273,028        22,399,217
------------------------------------------------------------------------------
Raytheon Co.                                         870,295        44,054,333
------------------------------------------------------------------------------
Rockwell Collins, Inc.                               157,260         5,925,557
------------------------------------------------------------------------------
United Technologies Corp.                            599,480        28,769,045
==============================================================================
                                                                   118,509,076
==============================================================================

APPLICATION SOFTWARE--1.57%

Adobe Systems Inc. (b)                               747,266        14,429,707
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                      212,851         3,601,439
------------------------------------------------------------------------------
Autodesk, Inc. (b)                                   296,904         4,916,730
==============================================================================
                                                                    22,947,876
==============================================================================

BIOTECHNOLOGY--3.35%

Genentech, Inc. (b)                                  101,689         8,261,215
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                            800,569        40,644,888
==============================================================================
                                                                    48,906,103
==============================================================================

COAL & CONSUMABLE FUELS--0.62%

CONSOL Energy Inc.                                   189,974         5,178,691
------------------------------------------------------------------------------
Peabody Energy Corp.                                 157,318         3,932,950
==============================================================================
                                                                     9,111,641
==============================================================================

COMMUNICATIONS EQUIPMENT--2.24%

Cisco Systems, Inc. (b)                              440,308         6,591,411
------------------------------------------------------------------------------
Nokia Oyj -ADR (Finland)                           1,000,041        12,270,503
------------------------------------------------------------------------------
Research In Motion Ltd.  (Canada)(b)                 249,705        13,833,657
==============================================================================
                                                                    32,695,571
==============================================================================

COMPUTER HARDWARE--0.94%

Apple Inc. (b)                                        60,404         5,444,213
------------------------------------------------------------------------------
International Business Machines Corp.                 90,331         8,278,836
==============================================================================
                                                                    13,723,049
==============================================================================

CONSTRUCTION & ENGINEERING--0.55%

Fluor Corp.                                          162,054         6,303,900
------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                               84,209         1,681,654
==============================================================================
                                                                     7,985,554
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.67%

Bucyrus International, Inc.                          160,345         2,485,348
------------------------------------------------------------------------------
Deere & Co.                                          123,176         4,279,134
------------------------------------------------------------------------------
Joy Global Inc.                                      143,469         2,988,459
==============================================================================
                                                                     9,752,941
==============================================================================

DIVERSIFIED METALS & MINING--0.29%

BHP Billiton Ltd.  (Australia)                       228,087         4,295,978
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
EDUCATION SERVICES--0.42%

Apollo Group Inc. -Class A (b)                        74,946   $     6,105,101
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.20%

Waste Management, Inc.                               559,092        17,438,079
==============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.83%

Monsanto Co.                                          34,538         2,626,960
------------------------------------------------------------------------------
Mosaic Co. (The)                                     128,930         4,598,933
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)            64,404         4,821,284
==============================================================================
                                                                    12,047,177
==============================================================================

FOOD RETAIL--1.77%

Kroger Co. (The)                                   1,149,161        25,856,123
==============================================================================

HEALTH CARE EQUIPMENT--12.39%

Baxter International Inc.                            982,645        57,632,129
------------------------------------------------------------------------------
Becton, Dickinson and Co.                            667,758        48,525,974
------------------------------------------------------------------------------
Medtronic, Inc.                                      981,649        32,875,425
------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                         1,099,077        39,973,431
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (b)                      41,287         1,532,986
==============================================================================
                                                                   180,539,945
==============================================================================

HEALTH CARE SERVICES--1.11%

Express Scripts, Inc. (b)                            132,002         7,096,428
------------------------------------------------------------------------------
Quest Diagnostics Inc.                               183,275         9,044,621
==============================================================================
                                                                    16,141,049
==============================================================================

HOUSEHOLD PRODUCTS--8.24%

Clorox Co. (The)                                     142,310         7,136,847
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                922,866        60,023,205
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           970,497        52,892,086
==============================================================================
                                                                   120,052,138
==============================================================================

HYPERMARKETS & SUPER CENTERS--0.46%

Wal-Mart Stores, Inc.                                141,578         6,671,155
==============================================================================

INDUSTRIAL CONGLOMERATES--0.22%

McDermott International, Inc. (b)                    307,261         3,186,297
==============================================================================

INSURANCE BROKERS--0.41%

Aon Corp.                                            162,850         6,033,593
==============================================================================

INTEGRATED OIL & GAS--1.70%

Exxon Mobil Corp.                                     65,527         5,011,505
------------------------------------------------------------------------------
Marathon Oil Corp.                                   170,755         4,649,659
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           277,048        15,112,968
==============================================================================
                                                                    24,774,132
==============================================================================

INTERNET SOFTWARE & SERVICES--1.50%

Google Inc. -Class A (b)                              64,594        21,867,007
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM SUMMIT FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--3.13%

Accenture Ltd. -Class A                            1,171,973   $    36,987,468

Cognizant Technology Solutions Corp. -Class
   A (b)                                             458,592         8,589,428
==============================================================================
                                                                    45,576,896
==============================================================================

MULTI-LINE INSURANCE--0.38%

Assurant, Inc.                                       207,882         5,488,085
==============================================================================

OIL & GAS DRILLING--0.79%
------------------------------------------------------------------------------
ENSCO International Inc.                              69,525         1,902,204
------------------------------------------------------------------------------
Transocean Ltd.  (Switzerland)(b)                    175,429         9,581,932
==============================================================================
                                                                    11,484,136
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.15%

Baker Hughes Inc.                                    138,648         4,619,752
------------------------------------------------------------------------------
Cameron International Corp. (b)                      182,346         4,223,133
------------------------------------------------------------------------------
Gulfmark Offshore, Inc. (b)                           73,794         1,766,628
------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                       80,065         2,116,919
------------------------------------------------------------------------------
Schlumberger Ltd.                                     97,841         3,992,891
==============================================================================
                                                                    16,719,323
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.14%

Devon Energy Corp.                                    33,909         2,088,794
==============================================================================

OIL & GAS REFINING & MARKETING--0.30%

Valero Energy Corp.                                  180,140         4,344,977
==============================================================================

PACKAGED FOODS & MEATS--4.56%

General Mills, Inc.                                  343,693        20,329,441
------------------------------------------------------------------------------
Kellogg Co.                                        1,057,347        46,195,490
==============================================================================
                                                                    66,524,931
==============================================================================

PERSONAL PRODUCTS--0.78%

Avon Products, Inc.                                  235,404         4,814,012
------------------------------------------------------------------------------
Chattem, Inc. (b)                                     96,226         6,504,877
==============================================================================
                                                                    11,318,889
==============================================================================

PHARMACEUTICALS--6.95%

Abbott Laboratories                                  541,139        30,000,746
------------------------------------------------------------------------------
Johnson & Johnson                                  1,081,995        62,420,292
------------------------------------------------------------------------------
Shire PLC (United Kingdom)                           606,467         8,888,847
==============================================================================
                                                                   101,309,885
==============================================================================

PROPERTY & CASUALTY INSURANCE--3.50%

ACE Ltd. (Switzerland)                               534,221        23,324,089
------------------------------------------------------------------------------
Chubb Corp. (The)                                    651,404        27,736,782
==============================================================================
                                                                    51,060,871
==============================================================================

PUBLISHING--0.37%

Morningstar, Inc. (b)                                157,117         5,447,246
==============================================================================

RAILROADS--0.42%

Norfolk Southern Corp.                               102,547         3,933,703
------------------------------------------------------------------------------
Union Pacific Corp.                                   49,900         2,185,121
==============================================================================
                                                                     6,118,824
==============================================================================

RESTAURANTS--0.49%

McDonald's Corp.                                     122,368         7,099,791
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS--6.87%

Coca-Cola Co. (The)                                1,399,216   $    59,774,507
------------------------------------------------------------------------------
PepsiCo, Inc.                                        802,733        40,321,279
==============================================================================
                                                                   100,095,786
==============================================================================

SYSTEMS SOFTWARE--2.65%

Microsoft Corp.                                    2,260,253        38,650,326
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--0.20%

W.W. Grainger, Inc.                                   40,819         2,977,746
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.56%

China Mobile Ltd. (China)                            569,104         5,133,872
------------------------------------------------------------------------------
KDDI Corp. (Japan)                                     7,483        46,758,204
==============================================================================
                                                                    51,892,076
==============================================================================
Total Common Stocks & Other Equity Interests
   (Cost $1,450,961,712)                                         1,236,838,167
==============================================================================

MONEY MARKET FUNDS--15.01%

Liquid Assets Portfolio -Institutional
   Class(c)                                      109,381,660       109,381,660
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)        109,381,660       109,381,660
==============================================================================
   Total Money Market Funds
      (Cost $218,763,320)                                          218,763,320
==============================================================================
TOTAL INVESTMENTS--99.86%
   (Cost $1,669,725,032)                                         1,455,601,487
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.14%                                 2,018,776
==============================================================================
NET ASSETS--100.00%                                            $ 1,457,620,263
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM SUMMIT FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM SUMMIT FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM SUMMIT FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 - Prices are determined using quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                            INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $1,399,413,433
--------------------------------------------------------------------------------
Level 2                                                               56,188,054
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $1,455,601,487
________________________________________________________________________________
--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $203,388,968 and $322,276,467, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    38,330,432
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (252,918,303)
----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities      $  (214,587,871)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,670,189,358.

Item 2. Controls and Procedures.

     (a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 1, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: April 1, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.